Concentration (Tables)	12 Months Ended
Dec. 31, 2024
Concentration [Abstract]
Schedule of Concentration

For the years ended December 31, 2024, 2023 and 2022, the following customers contributed revenues that were over 10% of total net revenues for the relevant periods. Customers accounting for 10% or more of the Company’s net revenues were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Customer A	16%	23%	19%
Customer B	* %	18%	32%
Customer C	27%	14%	15%
Customer D	17%	12%	*

As of December 31, 2024 and 2023, accounts receivable due from the following customers were over 10% of consolidated accounts receivable. The details are as follows:

	December 31, 2024	December 31, 2023
Customer A	40%	30%
Customer B	12%	11%
Customer C	28%	13%
Customer E	12%	* %

For the years ended December 31, 2024, 2023 and 2022, the Company purchased products from the following vendors who charged over 10% of total cost of revenues for the relevant period, which include both brand partners and product distributors who distribute products from certain brands to us. Vendors accounting for 10% or more of the Company’s cost of revenues were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Vendor A	46%	37%	28%
Vendor B	27%	28%	21%
Vendor C	*	*	17%

As of December 31, 2024 and 2023, accounts payable due to the following vendors were over 10% of consolidated accounts payable. The details are as follows:

	December 31, 2024	December 31, 2023
Vendor D	42%	16%
Vendor E	29%	69%
Vendor F	15%	10%
Vendor G	10%	*

*	Less than 10%